Common Shares and Common Stock Subscribed (Details Narrative) - USD ($)							12 Months Ended
	Mar. 20, 2015	Feb. 02, 2015	May 20, 2014	Aug. 23, 2013	Jun. 20, 2013	Jan. 07, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 28, 2015	Dec. 21, 2015	Aug. 31, 2011
Proceeds received from issuance of common stock subscription, amount										$ 100,000	$ 50,000	$ 50,000
Common shares issued from subscriptions										10,000,000	5,000,000
Price per share of common shares issued										$ 0.01	$ .01
Share issuance costs incurred										$ 10,000
Common Shares
Shares issued for cash, shares	5,000,000	10,000,000	69,000,000		6,500,000		15,000,000	69,000,000	6,500,000
Shares issued for cash, amount	$ 50,000	$ 100,000	$ 100,000		$ 65,000		$ 150,000	$ 100,000	$ 65,000
Shares issued for cash, price per share	$ 0.01	$ 0.01
Shares issued for services, shares		500,000				675,000	500,000	2,000,000
Shares issued for services, amount		$ 5,900				$ 11,475	$ 5,900	$ 88,190
Issuance of common shares for settlement of related party payable, shares					5,200,000				5,200,000
Issuance of common shares for settlement of related party payable, amount					$ 52,000				$ 52,000
Shares issued upon conversion of convertible notes payable and accrued interest, shares				6,378,208			23,944,123	18,427,675	6,378,209
Shares issued upon conversion of convertible notes payable and accrued interest, amount				$ 228,727			$ 442,282	$ 683,856	$ 228,727